GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 North Water Street

Milwaukee, WI  53202

Ph: (414) 273-3500 / Fax: (414) 273-5198

www.GKLAW.COM

September 13, 2013

VIA EDGAR

U.S. Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549

RE:

Broadview Funds Trust

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of Broadview Funds Trust (the “Trust”), and pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (“Investment Company Act”), we hereby file a Registration Statement on Form N-1A.  Please note that concurrently with this filing, we are filing a Notification of Registration on Form N-8A on behalf of the Trust.

If you have any questions concerning this filing, please do not hesitate to contact me.

Very truly yours,

GODFREY & KAHN, S.C. /s/ Christopher M. Cahlamer Christopher M. Cahlamer

cc:

Working Group

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WI, AND WASHINGTON DC

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